Equity - Schedule of amounts attributable to non controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income statement
Sales	£ 22,448	£ 19,153	£ 17,697
Net sales	15,452	12,733	11,752
Profit for the year	3,338	2,799	1,454
Other comprehensive (loss)/income	1,482	(865)	(164)
Total comprehensive income for the year	4,820	1,934	1,290
Attributable to non-controlling interests	259	(35)	8
Balance sheet
Non-current assets	23,582	20,508
Current assets	12,934	11,445
Non-current liabilities	(18,560)	(16,380)
Current liabilities	(8,442)	(7,142)
Net assets	9,514	8,431
Attributable to non-controlling interests	1,716	1,534
Cash flow
Net cash inflow from operating activities	3,935	3,654	2,320
Net cash outflow from investing activities	(1,341)	(1,091)	(805)
Net cash outflow from financing activities	(3,259)	(2,794)	1,037
Net (decrease)/increase in net cash and cash equivalents	(665)	(231)	2,552
Exchange differences	239	(285)	(120)
Ketel One distribution right
Cash flow
Carrying value of distribution rights	1,488	1,295	1,464
USL
Income statement
Sales	3,194
Net sales	1,013
Profit for the year	(127)
Other comprehensive (loss)/income	134
Total comprehensive income for the year	7
Attributable to non-controlling interests	3
Balance sheet
Non-current assets	1,668
Current assets	727
Non-current liabilities	(275)
Current liabilities	(441)
Net assets	1,679
Attributable to non-controlling interests	717
Cash flow
Net cash inflow from operating activities	149
Net cash outflow from investing activities	(74)
Net cash outflow from financing activities	(72)
Net (decrease)/increase in net cash and cash equivalents	3
Exchange differences	0
Dividends payable to non-controlling interests	0
Others
Income statement
Sales	2,603
Net sales	2,042
Profit for the year	354
Other comprehensive (loss)/income	199
Total comprehensive income for the year	553
Attributable to non-controlling interests	256
Balance sheet
Non-current assets	3,349
Current assets	1,275
Non-current liabilities	(1,224)
Current liabilities	(1,205)
Net assets	2,195
Attributable to non-controlling interests	999
Cash flow
Net cash inflow from operating activities	541
Net cash outflow from investing activities	(215)
Net cash outflow from financing activities	(250)
Net (decrease)/increase in net cash and cash equivalents	76
Exchange differences	52
Dividends payable to non-controlling interests	(72)
Entities value for subsidiaries
Income statement
Sales	5,797	5,140	4,688
Net sales	3,055	2,553	2,314
Profit for the year	227	298	85
Other comprehensive (loss)/income	333	(434)	(96)
Total comprehensive income for the year	560	(136)	(11)
Attributable to non-controlling interests	259	(35)	8
Balance sheet
Non-current assets	5,017	4,669	5,170
Current assets	2,002	1,492	1,280
Non-current liabilities	(1,499)	(1,356)	(1,459)
Current liabilities	(1,646)	(1,335)	(1,188)
Net assets	3,874	3,470	3,803
Attributable to non-controlling interests	1,716	1,534	1,668
Cash flow
Net cash inflow from operating activities	690	661	233
Net cash outflow from investing activities	(289)	(137)	(152)
Net cash outflow from financing activities	(322)	(371)	(209)
Net (decrease)/increase in net cash and cash equivalents	79	153	(128)
Exchange differences	52	(19)	(3)
Dividends payable to non-controlling interests	£ (72)	£ (72)	£ (117)